Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) t	Dec. 31, 2020 USD ($) t
Disclosure of Commitments and Contingencies [Line Items]
Capital commitment relating to the construction of factory building improvement and acquisition of machinery	$ 0.9	$ 2.5
Outstanding bank guarantees	14.0	17.0
Commitments in respect of management consulting services with related parties	0.1	0.1
Bottom of range [Member]
Disclosure of Commitments and Contingencies [Line Items]
Commitments to purchase raw materials	$ 219.0	$ 194.0
Commitments to purchase raw materials, metric tons | t	22,252	28,736
Top of range [Member]
Disclosure of Commitments and Contingencies [Line Items]
Commitments to purchase raw materials	$ 262.0	$ 251.0
Commitments to purchase raw materials, metric tons | t	26,652	35,946
Contingent liability for guarantees | Top of range [Member]
Disclosure of Commitments and Contingencies [Line Items]
Corporate guarantee	$ 25.0	$ 25.1